The Small Cap Opportunities Portfolio
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 78.4%	Shares	Value
Accommodation - 2.3%
Civeo Corp.	558,032	$12,834,736

Administrative and Support Services - 0.0%(a)
RB Global, Inc.	400	40,120

Aerospace and Defense - 3.3%
CACI International, Inc. - Class A (b)	50,000	18,346,000

Beverage and Tobacco Product Manufacturing - 0.1%
Crimson Wine Group Ltd. (b)	49,300	283,968

Chemical Manufacturing - 1.1%
Interparfums, Inc.	53,200	6,057,884
Oil-Dri Corp. of America	400	18,368
		6,076,252

Diversified Real Estate Activities - 0.2%
PrairieSky Royalty Ltd.	72,000	1,298,357

Entertainment - 0.1%
IG Port, Inc.	34,200	454,662

Financial Services - 0.0%(a)
Hellenic Exchanges - Athens Stock Exchange SA	2,200	12,941

Food Services and Drinking Places - 0.4%
Wendy's Co.	162,600	2,378,838

Funds, Trusts, and Other Financial Vehicles - 0.2%
Mesabi Trust	47,818	1,300,650

Hospitality and Tourism - 1.1%
Carnival Corp. (b)	296,000	5,780,880
Royal Caribbean Cruises Ltd.	200	41,088
		5,821,968

Industrial Services - 0.1%
BRAEMAR PLC	189,800	563,903

Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited	4	5,789

Legal Services - 0.0%(a)
CRA International, Inc.	1,024	177,357

Machinery Manufacturing - 0.0%(a)
Oshkosh Corp.	400	37,632

Management of Companies and Enterprises - 5.3%
Associated Capital Group, Inc. - Class A	190,500	7,299,960
Dundee Corp. - Class A (b)	99,000	154,440
Fairfax India Holdings Corp. (b)(c)	21,600	367,200
Galaxy Digital Holdings Ltd. (b)(d)	119,200	1,256,568
Hawaiian Electric Industries, Inc. (b)	1,358,600	14,876,670
White Mountains Insurance Group Ltd.	2,810	5,411,526
		29,366,364

Management, Scientific, and Technical Consulting Services - 0.1%
Booz Allen Hamilton Holding Corp.	3,400	355,572

Media - 0.1%
Nippon Television Holdings, Inc.	400	8,145
Toei Animation Co. Ltd.	14,200	293,486
		301,631

Mining (except Oil and Gas) - 0.1%
Triple Flag Precious Metals Corp.	720	13,788
Wheaton Precious Metals Corp. (d)	5,000	388,150
		401,938

Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc. (b)	520	84,198
Penske Automotive Group, Inc.	500	71,990
		156,188

Nonmetallic Mineral Product Manufacturing - 0.0%(a)
Eagle Materials, Inc.	880	195,298

Offices of Real Estate Agents and Brokers - 5.2%
Landbridge Co. LLC - Class A (d)	395,008	28,416,875

Oil and Gas Extraction - 54.2%(e)
Permian Basin Royalty Trust	99,600	987,036
Texas Pacific Land Corp. (f)	224,232	297,105,158
		298,092,194

Other Crop Farming - 0.0%(a)
JG Boswell Co.	12	6,048

Other Financial Investment Activities - 0.1%
GAMCO Investors, Inc. - Class A	13,800	319,056
Seaport Entertainment Group, Inc. (b)	2,166	46,504
		365,560

Other Investment Pools and Funds - 0.8%
Urbana Corp.	29,200	118,906
Urbana Corp. - Class A	1,104,900	4,422,518
		4,541,424

Other Pipeline Transportation - 0.1%
Rubis SCA	14,200	399,831

Performing Arts, Spectator Sports, and Related Industries - 0.6%
Live Nation Entertainment, Inc. (b)	23,300	3,042,514
Madison Square Garden Entertainment Corp. (b)	772	25,275
Sphere Entertainment Co. (b)	772	25,260
		3,093,049

Professional, Scientific, and Technical Services - 0.4%
Science Applications International Corp.	19,600	2,200,492

Promoters of Performing Arts, Sports, and Similar Events - 0.0%(a)
Madison Square Garden Sports Corp. (b)	240	46,733

Real Estate - 2.1%
DREAM Unlimited Corp. (b)	681,200	9,339,548
Howard Hughes Holdings, Inc. (b)	19,000	1,407,520
Tejon Ranch Co. (b)	50,317	797,524
		11,544,592

Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(a)
Affiliated Managers Group, Inc.	234	39,319

Support Activities for Mining - 0.4%
Aris Water Solutions, Inc. - Class A	70,000	2,242,800
Liberty Energy, Inc.	400	6,332
Pason Systems, Inc.	8,000	73,104
		2,322,236

Support Activities for Water Transportation - 0.0%(a)
Clarkson PLC	2,400	105,562

Telecommunications - 0.0%(a)
LICT Corp. (b)	16	208,800
TOTAL COMMON STOCKS (Cost $105,578,034)		431,792,879

UNIT INVESTMENT TRUSTS - 3.9%	Shares	Value
Grayscale Bitcoin Mini Trust ETF (b)	60,000	2,189,400
Grayscale Bitcoin Trust ETF (b)	300,000	19,551,000
Grayscale Ethereum Classic Trust (b)	60	459
Grayscale Litecoin Trust (b)	12	79
		21,740,938
TOTAL UNIT INVESTMENT TRUSTS (Cost $3,169,081)		21,740,938

WARRANTS - 0.4%	Contracts	Value
Other Investment Pools and Funds - 0.4%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50 (b)	160,000	1,945,728
TOTAL WARRANTS (Cost $433,365)		1,945,728

TOTAL INVESTMENTS - 82.7% (Cost $109,180,480)		455,479,545
Money Market Deposit Account - 22.8% (g)		125,332,654
Liabilities in Excess of Other Assets - (5.5)%		(30,213,064)
TOTAL NET ASSETS - 100.0%		$550,599,135
two		–%

Percentages are stated as a percent of net assets.	–%

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $367,200 or 0.1% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $29,685,355 which represented 5.4% of net assets.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.24%.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin-off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2025, 1.01%, 0.16%, 0.00% and 0.36% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolio did not hold any fair-valued securities at March 31, 2025.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of March 31, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	427,370,361	4,422,518	$–	$431,792,879
Unit Investment Trust	21,740,938	–	–	21,740,938
Warrants	–	1,945,728	–	1,945,728
Total Investments in Securities	$449,111,299	$6,368,246	$–	$455,479,545

As of March 31, 2025, there were no investments in Level 3 securities.
During the period ended March 31, 2025, there were no transfers into or out of Level 3.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.